JULIE COLLETT
Senior Director and Counsel
EQUITABLE AMERICA	(303) 902-9135
Julie.collett@equitable.com

LAW DEPARTMENT

March 4, 2022

VIA EDGAR

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Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Equitable Financial Life Insurance Company of America

    Post-Effective Amendment No. 1 to Form S-1 on Form S-3

    Registration Statement File No. 333-251416

    CIK 0000835357

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Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Post-Effective Amendment No. 1 (“Amendment”) to Equitable America’s Form S-1 on Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Market Stabilizer Option(R) (“MSO”) under Equitable Advantage (SM) policies offered by Equitable America.

Purpose of the Filing

This Registration Statement on Form S-3 constitutes a Post-Effective Amendment to our Registration Statement on Form S-1 (Registration No. 333-251416). The Form S-1 was declared effective on May 3, 2021. We are filing this Post-Effective Amendment on Form S-3 for the purpose of converting the Registration Statement on Form S-1 into a Registration Statement on Form S-3 because we are eligible to use Form S-3. This Registration Statement on Form S-3 contains an updated prospectus relating to the offering and sale of the shares that were registered for resale on the registration statement on Form S-1.

All filing fees payable in connection with the registration of the shares registered by the registration statement on Form S-1 were paid by the registrant at the time of the initial filing of such registration statement. No additional securities are registered hereby.

Request for Acceleration

On behalf of Equitable America and the principal underwriters, Equitable Distributors, LLC and Equitable Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective as of March 7, 2022, or as soon as practicable thereafter. In this connection, Equitable America and the principal underwriters, Equitable Distributors, LLC and Equitable Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at 303-902-9135 if you have any questions or further comments.

Very truly yours,

/s/ Julie Collett
Julie Collett

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

525 WASHINGTON BLVD., JERSEY CITY, NJ 07310